SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment, net (Details)	Dec. 31, 2024
Computers equipment
SIGNIFICANT ACCOUNTING POLICIES
Residual rate (as a percent)	5.00%
Computers equipment | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	3 years
Computers equipment | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	5 years
Furniture and fixtures
SIGNIFICANT ACCOUNTING POLICIES
Residual rate (as a percent)	5.00%
Furniture and fixtures | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	3 years
Furniture and fixtures | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	5 years
Office equipment
SIGNIFICANT ACCOUNTING POLICIES
Residual rate (as a percent)	5.00%
Office equipment | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	3 years
Office equipment | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	5 years
Office building
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	39 years
Residual rate (as a percent)	5.00%
Vehicle
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	5 years
Residual rate (as a percent)	5.00%